Principal joint operations - Summary of principle joint operations (Detail)	12 Months Ended
Dec. 31, 2021 subsidiary
Aluminerie De Becancour Inc
Disclosure of joint operations [line items]
Group interest (%)	25.10%
Tomago Aluminium Joint Venture
Disclosure of joint operations [line items]
Country of incorporation, Joint Operation	Australia
Company of operation, Joint Operation	Tomago Aluminium Joint Venture
Principal activities, Joint Operation	Aluminium smelting
Group interest (%), Joint Operation	51.60%
Gladstone Power Station
Disclosure of joint operations [line items]
Country of incorporation, Joint Operation	Australia
Company of operation, Joint Operation	Gladstone Power Station
Principal activities, Joint Operation	Power generation
Group interest (%), Joint Operation	42.10%
Hope Downs Joint Venture
Disclosure of joint operations [line items]
Country of incorporation, Joint Operation	Australia
Company of operation, Joint Operation	Hope Downs Joint Venture
Principal activities, Joint Operation	Iron ore mining
Group interest (%), Joint Operation	50.00%
Queensland Alumina Limited
Disclosure of joint operations [line items]
Country of incorporation, Joint Operation	Australia
Company of operation, Joint Operation	Queensland Alumina Limited
Principal activities, Joint Operation	Alumina production
Group interest (%), Joint Operation	80.00%
Pilbara Iron Arrangements
Disclosure of joint operations [line items]
Country of incorporation, Joint Operation	Australia
Company of operation, Joint Operation	Pilbara Iron Arrangements
Principal activities, Joint Operation	Infrastructure, corporate and mining services
Number of subsidiary	2
Company of operation, Subsidiary	Pilbara Iron (Company) Services Pty Ltd and Pilbara Iron Pty Ltd.
New Zealand Aluminium Smelters Limited
Disclosure of joint operations [line items]
Country of incorporation, Joint Operation	New Zealand
Company of operation, Joint Operation	New Zealand Aluminium Smelters Limited
Principal activities, Joint Operation	Aluminium smelting
Group interest (%), Joint Operation	79.40%
Aluminerie Alouette Inc.
Disclosure of joint operations [line items]
Country of incorporation, Joint Operation	Canada
Company of operation, Joint Operation	Aluminerie Alouette Inc.
Principal activities, Joint Operation	Aluminium production
Group interest (%), Joint Operation	40.00%
Pechiney Reynolds Quebec Inc
Disclosure of joint operations [line items]
Country of incorporation, Joint Operation	US
Company of operation, Joint Operation	Pechiney Reynolds Quebec Inc
Principal activities, Joint Operation	Aluminium smelting
Group interest (%), Joint Operation	50.20%
Pechiney Reynolds Quebec Inc | Aluminerie De Becancour Inc
Disclosure of joint operations [line items]
Principal activities, Joint Operation	aluminium smelter
Group interest (%)	50.10%
Company of operation	Aluminerie de Bécancour, Inc.